Allianz Life Insurance Company of North America                 [Company Logo]

STEWART GREGG
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

Telephone:  763-765-2913
Telefax:    763-765-6355
stewart_gregg@allianzlife.com
www.allianzlife.com

February 12, 2008

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington, D.C. 20549

Re:      Allianz Life Insurance Company of New York
         Allianz Life of NY Variable Account C
         File Nos. 333-124767 and 811-05716

Dear Sir/Madam:

Enclosed for filing please find the Post-Effective Amendment No. 1 to the Form N-4 Registration Statement for the above-referenced Registrant. The following product enhancements are included in this filing:

     1. The Target Date Retirement Benefit
     2. The No Withdrawal Charge Option

For the convenience of the staff in reviewing the Registration Statement, a redline copy of the Registration Statement is being sent via email to the Office of Insurance Products of the Division of Investment Management.

All additional required exhibits will be filed by amendment. Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years.

The Company acknowledges that should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing. The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing. The Company may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact me with any questions or comments you may have concerning the enclosed. I may be reached at the following address and phone number:

Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone:
(763)765-2913.

Sincerely,

Allianz Life Insurance Company of North America
By: /s/ Stewart D. Gregg
Stewart D. Gregg